SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
January 1,	$ 2,501	$ 2,680
Charged to costs and expenses relating to new sales	1,289	1,461
Costs of product warranty claims	(1,792)	(1,923)
Foreign currency translation adjustments	360	283
December 31,	$ 2,358	$ 2,501